Income taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income taxes
Current income tax expense	$ (6,246)	$ (3,493)	$ (2,611)
Deferred tax benefit/(expense)	1,540	(152)	(599)
Total income tax expense	(4,706)	(3,645)	(3,210)
Russia
Income taxes
Current income tax expense	(1,128)	(915)	(630)
Deferred tax benefit/(expense)	606	(133)	(350)
Ukraine
Income taxes
Current income tax expense	2	(127)	(350)
Deferred tax benefit/(expense)	(407)
Romania
Income taxes
Current income tax expense	14	(895)	(1,250)
Deferred tax benefit/(expense)	208	211	(249)
USA
Income taxes
Current income tax expense	(437)	(381)	(290)
Deferred tax benefit/(expense)	795
UK
Income taxes
Current income tax expense	(82)	(130)	(44)
Cyprus
Income taxes
Current income tax expense	(419)	(882)
Deferred tax benefit/(expense)	50	(230)
Germany
Income taxes
Current income tax expense	(83)	(55)	(22)
Poland
Income taxes
Current income tax expense	(152)	(60)
Switzerland
Income taxes
Current income tax expense	(3,914)	(25)	(6)
Deferred tax benefit/(expense)	288
Vietnam
Income taxes
Current income tax expense	(30)
Singapore
Income taxes
Current income tax expense	$ (17)	$ (23)	$ (19)